COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income (loss)	$ 797	$ 501	$ (112)
Adjustments to reconcile net income to net cash from operating activities:
Premiums received in kind	0	151	(230)
Accretion on investments	(216)	(47)	0
Depreciation and amortization	50	13	0
Losses (gains) on investments and derivatives and from disposition of business, net	(604)	153	28
Provisions for credit losses	24	83	16
Income from real estate partnerships, investment funds and corporations	(190)	(239)	(8)
Distributions from real estate partnerships, investment funds and corporations	91	0	0
Interest credited to policyholders’ account balances	633	156	86
Deferred income taxes	12	22	(25)
Changes in operating assets and liabilities:
Insurance-related liabilities	2,928	1,157	5,470
Deposit liabilities	(100)	(25)	1,682
Reinsurance funds withheld	(1,450)	(962)	(4,650)
Deferred policy acquisition costs	(669)	(382)	(776)
Reinsurance recoverables	186	50	22
Accrued investment income	78	(223)	0
Working capital and other	(63)	236	185
Cash flows from operating activities	1,507	644	1,688
Investing activities
Acquisition of subsidiary, net of cash acquired	(346)	(4,086)	0
Disposition of business, net of cash disposed	72	0	0
Purchase of investments:
Fixed maturity, available for sale	(4,764)	(10,280)	(4,416)
Equity securities	(636)	(1,981)	(879)
Mortgage loans on real estate	(566)	(1,398)	(185)
Private loans	(535)	(1,537)	(512)
Real estate and real estate partnerships	(1,359)	(16)	0
Investment funds	(808)	(442)	0
Short-term investments	(18,012)	(6,583)	0
Proceeds from sales and maturities of investments:
Fixed maturity, available for sale	5,871	11,882	2,001
Equity securities	174	500	21
Mortgage loans on real estate	671	916	18
Private loans	542	58	36
Real estate and real estate partnerships	102	21	0
Investment funds	235	233	0
Short-term investments	17,699	7,957	0
Purchase of derivatives	(238)	(66)	(133)
Proceeds from sales and maturities of derivatives	66	191	79
Purchase of intangibles and property and equipment	(135)	(24)	(1)
Proceeds from sales of intangibles and property and equipment	91	5	0
Purchase of equity accounted investments	0	(253)	0
Change in collateral held for derivatives	243	8	0
Other	(176)	17	0
Cash flows from investing activities	(1,809)	(4,878)	(3,971)
Financing activities
Issuance of common stock	0	450	1,410
Issuance of preferred stock	0	2,512	0
Return of capital to common stockholders	(5)	(6)	(8)
Proceeds from non-controlling interest	1	0	0
Payments to non-controlling interest	0	(5)	0
Borrowings from related parties	614	258	960
Repayment of borrowings to related parties	(297)	(633)	(582)
Borrowings from external parties	2,242	5,206	693
Repayment of borrowings to external parties	(2,729)	(2,239)	0
Borrowings issued to reinsurance entities	0	50	167
Repayment of borrowings issued to reinsurance entities	0	(100)	0
Policyholders’ account deposits	4,920	1,407	0
Policyholders’ account withdrawals	(2,281)	(896)	0
Debt issuance costs	0	(10)	0
Proceeds from repurchase agreement	313	388	464
Repayments of repurchase agreement	(313)	(388)	(464)
Cash flows from financing activities	2,465	5,994	2,640
Cash and cash equivalents
Cash and cash equivalents, beginning of year	2,145	393	35
Net change during the year	2,163	1,760	357
Foreign exchange on cash balances held in foreign currencies	0	(8)	1
Cash and cash equivalents, end of year	4,308	2,145	393
Supplementary cash flow disclosures
Cash taxes paid (net of refunds received)	68	52	0
Cash interest paid	$ 123	$ 85	$ 8